Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Long-term debt	€ 4,044	€ 4,021	€ 4,095
Short-term debt	672	1,585	1,665
Total debt	4,715	5,606	5,760
Cash and cash equivalents	1,939	2,334	1,766	€ 1,873
Net debt	2,776	3,272	3,994
Shareholders' equity	11,999	12,546	11,607
Non-controlling interests	24	907	118
Group equity	€ 12,023	€ 13,453	€ 11,725	€ 10,933
Net debt and group equity ratio	19:81 19:81	20:80 20:80	25:75 25:75